SNAP ACQUISITION - Additional Information (Detail) $ in Thousands, NZD in Millions			12 Months Ended
	Apr. 30, 2015 USD ($)	Apr. 30, 2015 NZD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Business acquisition, purchase price	$ 21,456	NZD 28.4
Business acquisition, cash paid	7,624	NZD 9.9		$ 7,624
Business acquisition, cash paid for purchase price, closing, integration and other costs	10,000
Goodwill	$ 10,028		$ 9,294	9,195
Professional fees incurred related to acquisition			$ 4,225	2,029
Snap Acquisition
Business Acquisition [Line Items]
Business acquisition, percentage acquired	100.00%
NEW ZEALAND
Business Acquisition [Line Items]
Business acquisition, exchange rate	1.33
Depreciation, amortization and accretion
Business Acquisition [Line Items]
Operating expenses				4,400
General and administrative
Business Acquisition [Line Items]
Professional fees incurred related to acquisition				$ 1,000